WARRANTS (Details Narrative) - $ / shares	1 Months Ended
	Apr. 21, 2021	Oct. 26, 2022	Mar. 31, 2022	Mar. 01, 2022	Feb. 18, 2022	Nov. 30, 2021	Jul. 12, 2021	Jul. 11, 2021	Jul. 09, 2021	Mar. 26, 2021	Mar. 22, 2021	Jan. 19, 2021	Nov. 30, 2020
Statement [Line Items]
Common Stock Warrants	37,456
Exercise Price					$ 0.54
Cashless Warrants	40,000
Five-Year Common Stock [Member]
Statement [Line Items]
Common Stock Warrants		935,664	39,285	11,097		250,000	6,494	142,857	50,000	16,971	116,667	100,000	350,000
Exercise Price		$ 1.85	$ 1.75	$ 1.12		$ 1.08	$ 1.925	$ 1.75	$ 2.00	$ 3.30	$ 1.50	$ 1.00	$ 1.00
Five-Year Common Stock One [Member]
Statement [Line Items]
Common Stock Warrants			30,555			23,570	5,051	111,111			116,667		40,000
Exercise Price			$ 2.25			$ 1.188	$ 2.475	$ 2.00			$ 2.00		$ 0.264
Five-Year Common Stock Two [Member]
Statement [Line Items]
Common Stock Warrants			4,286				3,247
Exercise Price			$ 1.75				$ 1.925
Five-Year Common Stock Three [Member]
Statement [Line Items]
Common Stock Warrants							2,525
Exercise Price							$ 2.475
Five-Year Common Stock Four [Member]
Statement [Line Items]
Common Stock Warrants							3,247
Exercise Price							$ 1.925
Five-Year Common Stock Five [Member]
Statement [Line Items]
Common Stock Warrants							2,526
Exercise Price							$ 2.475